CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.54

Buyer Loan #	Next Due Date	Last Payment Date	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Borrower Deceased	Property Address 1	Property City	Property State	Property Zip	Strategy	Scrub Comments
431841949	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Contact with the borrower is limited to the boarding process and the borrowers sign on to the internet needed to be reset.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: Two pre-foreclosure letters sent in XXXX. and XXXX XXXX.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431841963	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked servicer to waive a late charge in X/XXXX. Borrower promised to pay online in X/XXXX and again in X/XXXX. No other contact with borrower.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431841999	12/1/2020	11/18/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing, last borrower contact X/XX/XXXX billing statement inquiry.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431842026	12/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to servicing issues such as making on line payments, getting statements and the final contact on X/XX/XX making an insurance payment.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842077	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower wanted to verify the escrow balance.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431842301	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested grace period extension in XX/XXXX, was advised grace period is contractual and can not be extended. Borrower requested X month forbearance in XX/XXXX, approved for forbearance as of XX/XX/XXXX starting in XX/XX/XXXX and ending in XX/XX/XXXX. Forbearance was removed from account on XX/XX/XXXX per borrower request since borrower kept making payments through forbearance period. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated he would call back on XXth, no other details provided.

REASON FOR DEFAULT: Tenants unable to pay rent due to XXXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431842349	1/1/2021	11/25/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower verified loan status in XX/XXXX and asked about a loan transfer for a different loan. No other contact with borrower.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431842433	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Borrower called in XX/XXXX stating that he's not receiving billing statements and sent the payment to the wrong mailing address; new address was provided. Last contact was in XX/XXXX; dispute was received for funds applied to the incorrect loan number causing a late payment to be reported; payment was re-applied to correct the account. It appears that the credit reporting has also been corrected.

REASON FOR DEFAULT: Payment was applied to the wrong loan number.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842434	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XX/XXXX with the payment address being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: X/XX/XXXX Notice of a city exterior violation is received. No further references to the violation are noted.

431841826	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to XXXX XXXX. Forbearance was approved through X/X/XXXX. Borrower fully reinstated in XXXX and remains current, last contact X/XX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment, borrower business was shut down temporarily, no further details provide.

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431841830	11/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower. Borrower inquired about payment received XX/XX/XXXX. Borrower inquired about payment increase due to escrow XX/X/XXXX. Borrower indicated hardship XX/XX/XXXX. Xrd party requested next due X/X/XXXX. No further contact noted.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431841836	12/1/2020	10/29/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: X/X/XXXX Borrower reports they have been impacted by XXXX-XX, notes reference a forbearance plan. Several notes follow regarding the hazard insurance policy. X/X/XXXX FB plan ends. Since the end of the FB plan the account has been kept current with no contact from borrower. The most recent contact was on X/X/XXXX regarding the XXXX-XX hardship.

REASON FOR DEFAULT: X/XXXX XXXX
MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431841957	12/1/2020	11/9/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Borrower stated in XX/XXXX that he's tired of the phone calls and payment is not due until the XXth; borrower was advised payment due on the Xst but not late fee until after the XXth. Borrower explained on X/XX/XX that he was not able to make the payment (in XXXX) because his tenants are not working due to XXXX-XX; FB was discussed, borrower was advised how to obtain the documents online. Last contact was in XX/XXXX, borrower declined to schedule a payment; payment was received on the Xth.

REASON FOR DEFAULT: Income reduction due to XXXX-XX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431841958	12/1/2020	11/9/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX called in stating they were impacted by XXXX and requested assistance, servicer set up a X month FB plan. Nothing further discussed.

REASON FOR DEFAULT: XXXX income reduction

MODIFICATION: FB plan set up in X/XXXX and ran from X/X/XXXX to X/X/XXXX.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431841991	12/1/2020	11/11/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepts the XXXX-XX deferral in XXXX XXXX and reinstates in XXXX XXXX. The final contact is on XX/X/XX when the borrower calls to set up an payment.

REASON FOR DEFAULT: The RFD from X/XX/XX is unemployment.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842013	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called in XX/XXXX regarding escrow shortage and was advised that the taxes were paid twice because the taxes were not paid at closing. Borrower called in XX/XXXX had questions about the double payment of taxes and was advised to send a QWR for dispute. Dispute was received; confirmed resolved on X/XX/XX. Borrower stated in X/XXXX that he was experiencing hardship due to loss of income caused by XXXX-XX and requested a X month FB. FB plan was approved effective X/X/XX, ending X/X/XX. Borrower inquired about repayment plan in X/XXXX and was advised not eligible since this is a business purpose loan. Loan was brought current in X/XXXX. Last contact was in XX/XXXX, borrower called in to confirm the amount applied to principal monthly payments, information was provided; also went over escrow information.

REASON FOR DEFAULT: Restaurant closed down due to XXXX-XX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842282	12/1/2020	10/21/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to default in XXXX XXXX. Forbearance was approved through X/X/XXXX. Borrower declined to pursue loss mitigation and fully reinstated in XXXX XXXX. Loan remains current, last contact X/X/XXXX.

REASON FOR DEFAULT: XXXX income curtailment, details not provided.

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431842432	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact with the borrower is limited to PTPs, draft payments and checking on escrows. Borrower accepted the XXXX-XX deferral in XXXX XXXX and reinstated in XXXX XXXX. Property is investment. Final contact is on XX/XX/XX when the borrower made a payment.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842436	12/1/2020	11/15/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: No recent contact with borrower noted in contact history. Pay history shows borrower recently missed a payment in XX/XXXX, but brought the account current the following month without assistance.

REASON FOR DEFAULT: XX/XXXX None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842470	12/1/2020	10/30/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The RFD from X/XX/XX is a curtailment in income which is also the final contact with the borrower. Property is investment.

REASON FOR DEFAULT: The RFD from X/XX/XX is a curtailment in income.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431841832	4/1/2020	3/9/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 3	BORROWER CONTACT: No contact until borrower requested assistance, and servicer granted a X-month FB plan, beginning in X/XXXX; ACH scheduled payments were cancelled. Borrower requested a FB extension, which was granted through X/XXXX, and then through XX/XXXX. Borrower applied for another extension in XX/XXXX; servicer offered a deferral to reinstate the account; borrower response to offer is unknown.

REASON FOR DEFAULT: Property is a rental, renters are not paying due to XXXX. Borrower has also had a loss of income.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied